Investment properties (Tables)	12 Months Ended
Jun. 30, 2019
Investment Properties [Abstract]
Schedule of investment properties

	06.30.19		06.30.18
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	26,669	227,786	18,537	184,858
Currency translation adjustment	41	(2,099)	198	34,352
Additions	3,614	4,510	2,281	3,483
Additions of capitalized leasing costs	8	3	11	25
Depreciation of capitalized leasing costs (i)	(6)	(3)	(5)	(2)
Transfers	594	794	1,207	1,775
Disposals	(1,485)	(2,572)	(227)	(630)
Balance incorporated by business combination	-	-	185	-
Deconsolidation (see Note 4.(t))	-	-	-	(7,229)
Capitalized finance costs	152	11	37	97
Net gain / (loss) from fair value adjustment	2,189	(25,803)	4,445	11,057
Fair value at the end of the year	31,776	202,627	26,669	227,786

(i)	Amortization charges of capitalized leasing costs were included in "Costs" in the Statements of Income (Note 26)

Schedule of balance by type of investment property
	06.30.19	06.30.18
Leased out farmland	1,842	1,216
Rental properties	200,912	219,814
Undeveloped parcels of land	23,588	19,615
Properties under development	8,061	13,810
Total	234,403	254,455

Schedule of recognized in the Statements of Income

	06.30.19	06.30.18	06.30.17
Rental and services income	21,343	19,499	19,863
Direct operating expenses	5,867	(5,387)	(6,236)
Development expenses	61	(2,943)	(3,154)
Net realized gain from fair value adjustment of investment property	575	369	258
Net unrealized (loss) / gain from fair value adjustment of investment property	(24,193)	16,480	(3,126)

Schedule of fair value measurements of investment properties

				Sensitivity (i)
	Valuation		Range fiscal year	06.30.19		06.30.19
Description	technique	Parameters	2019 / (2018)	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Offices (Level 3)	Discounted cash flows	Discount rate	7.00% to 9.00% / (7.00% to 9.00% )	(2,670)	3,046	(2,421)	2,900
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 67 / (NIS 63)/	4,697	(4,697)	4,725	(4,725)
Rental properties in Israel - Commercial use (Level 3)	Discounted cash flows	Discount rate	7.00% to 9.00% / (7.00% to 9.00%)	(1,351)	1,544	(2,057)	2,267
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 90 / (NIS 87)	2,132	(2,132)	2,551	(2,551)
Rental properties in Israel - Industrial use (Level 3)	Discounted cash flows	Discount rate	7.75% to 9.00% / (7.75% to 9.00%)	(502)	570	(742)	837
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 32 / (NIS 31)	1,211	(1,211)	1,549	(1,549)
Rental properties in USA - HSBC Building (Level 3)	Discounted cash flows	Discount rate	6.25% / (6.25%)	(1,526)	1,616	(1,886)	1,974
		Weighted average rental value per square meter (m2) per month, in US$	US$ 78 / (US$ 73)	3,339	(3,339)	4,129	(4,129)
Rental properties in USA - Las Vegas project (Level 3)	Discounted cash flows	Discount rate	8.50% / (8.50%)	(327)	345	(208)	219
		Weighted average rental value per square meter (m2) per month, in US$	US$ 27 / (US$ 33)	410	(410)	468	(468)
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	12.10% / (9.79%)	(3,266)	4,073	(7,850)	10,573
		Growth rate	3% / (3%)	1,536	(1,232)	4,829	(3,589)
		Inflation	(*)	2,860	(2,618)	6,277	(5,667)
		Devaluation	(*)	(3,035)	4,364	(10,196)	15,294
Plot of land in Argentina (Level 3)	Comparable with incidence adjustment	Value per square meter (m2)	Ps. 13.033 / (Ps. 14.312)	935	(935)	100	(100)
		% of incidence	30% / (30%)	3,119	(3,119)	3,368	(3,368)
Properties under development in Israel (Level 3)	Estimated fair value of the investment property after completing the construction	Weighted average construction cost per square meter (m2) in NIS	5.787 NIS/m2 / (5.787 NIS/m2)
		Annual weighted average discount rate	7.00% to 9.00% / (7.00% to 9.00%)	(642)	642	(586)	586

(*)	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 38.05 (corresponding to the year ended June 30, 2019) and arriving at Ps. 72.16 (for 2018 starting at Ps. 19.51 and arriving at Ps 49.05). In the long term, a nominal devaluation rate of 5.7% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 55.5% (corresponding to the year ended June 30, 2019) and stabilizes at 8% after 5 years. (25% for 2018) These assumptions were determined at the closing date of the fiscal year.

(i)	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.